Accrued expenses (Tables)	6 Months Ended	9 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Accrued expenses
Schedule of accrued expenses

	June 30, 2012	December 31, 2011
Professional and consultant fees	$503	$140
Compensation and related benefits	347	83
License and patent fees	149	108
Market research and consulting	—	40
Contract research organizations	92	15
Other expenses	114	13

	$1,205	$399

December 31, 2011
Professional and consultant fees	$140
Compensation and related benefits	83
License and patent fees	108
Market research and consulting	40
Contract research organizations	15
Other expenses	13

$399